Villere Equity Fund
Villere Equity Fund
Investment Objective
The Villere Equity Fund (the “Equity Fund” or the “Fund”) seeks to achieve long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Villere Equity Fund Investor Class
Redemption Fee (as a percentage of amount redeemed less than 60 days from purchase)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Villere Equity Fund Investor Class
Management Fee		0.75%
Distribution and Service (12b-1) Fee		none
Other Expenses		1.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.41%
Fee Waiver and/or Expense Reimbursement		(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.26%
[1]	St. Denis J. Villere & Company, LLC (the "Adviser") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to 1.25% (the "Expense Cap"). If the Fund experienced any AFFE, interest expense, taxes or extraordinary expenses, those amounts would be shown in addition to the Expense Cap. The Expense Cap will remain in effect at least until May 31, 2015. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Cap. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Adviser, or by the Adviser with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Villere Equity Fund Investor Class	128	639

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Equity Fund’s performance.  During the most recent fiscal period from the Fund’s commencement of operations on May 31, 2013, to August 31, 2013, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Equity Fund strives to be fully invested at all times.  Under normal market conditions, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Adviser utilizes a bottom-up approach to select domestic equity securities that it believes will offer growth regardless of the economic cycle, interest rates or political climate.  The Fund may invest in companies of any capitalization size.  The Fund primarily invests in common stocks of approximately 20 to 30 companies, but may also invest in preferred stocks, rights and warrants, and may occasionally invest in initial public offerings of companies.  The Fund may invest up to 10% of its assets in foreign securities through American Depositary Receipts (“ADRs”).

A stock will be considered for sale by the Equity Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  Sales may also be made when consecutive quarterly disappointments occur, such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Principal Risks of Investing in the Equity Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Equity Fund.  The following are the principal risks that could affect the value of your investment:

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General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Equity Market Risk:  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

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Small- and Medium-Sized Companies Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

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Growth Style Investment Risk:  Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

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ADR Risk:  The performance of foreign securities depends on the political, social, and economic environments and other overall economic conditions.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

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Initial Public Offering (“IPO”) Risk:  IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•	Newer Fund Risk: The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
Because the Equity Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be shown below after the Equity Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Equity Fund by comparing it against a broad measure of market performance.  Updated performance information will also be available on the Fund’s website at www.villere.com or by calling the Fund toll-free at 1-866-209-1129.